Current And Future Changes In Accounting Policies (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Summary of Exposures to Significant Interest Rate Benchmarks Subject to IBOR Reform

The following table discloses the Bank’s exposures to significant interest rate benchmarks subject to IBOR reform that have yet to transition to an ARR and will be maturing after June 30, 2023 for certain tenors of US LIBOR and after December 31, 2021 for other IBORs subject to transition. This also includes exposures to interest rate benchmarks subject to IBOR reform that are not required to transition to an ARR.

Exposures to Interest Rate Benchmarks Subject to IBOR Reform[1,2,3,4]

(millions of Canadian dollars)					As at April 30, 2021
	Non-derivative financial assets[5]	Non-derivative financial liabilities	Derivatives			Off-balance sheet commitments[6]
	Carrying amount	Carrying amount	Notional	Positive fair value	Negative fair value	Contractual amount
US LIBOR tenors ceasing 12/31/2021	$1,548	$–	$175	$2	$16	$–
US LIBOR tenors ceasing 06/30/2023	101,356	505	2,544,614	1,131	2,119	70,013
GBP LIBOR	816	848	386,367	123	144	1,305
Other IBORs[7]	571	154	272,189	227	420	–
	104,291	1,507	3,203,345	1,483	2,699	71,318
Cross-currency swaps[8]
US LIBOR / other rates[9]	n/a	n/a	371,008	5,457	7,461	n/a
US LIBOR / GBP LIBOR	n/a	n/a	132,407	564	536	n/a
US LIBOR / JPY LIBOR	n/a	n/a	33,779	409	335	n/a
Other IBORs[7]	n/a	n/a	37,376	889	787	n/a
	n/a	n/a	574,570	7,319	9,119	n/a
Total	$104,291	$1,507	$3,777,915	$8,802	$11,818	$71,318

[1]

US LIBOR transitioning to SOFR (Secured Overnight Financing Rate), GBP LIBOR transitioning to SONIA (Sterling Overnight Index Average), and JPY LIBOR transitioning to TONAR (Tokyo Overnight Average Rate).

[2]

EURIBOR (Euro Interbank Offered Rate) is excluded from the table as it underwent a methodology change in 2019 and will continue as an interest rate benchmark. As at April 30, 2021, the notional amount of derivatives indexed to EURIBOR was $1,642 billion, and the carrying amounts of non-derivative financial assets and non-derivative financial liabilities indexed to EURIBOR were $364 million and $3 million, respectively.

[3]

Certain demand facilities indexed to US LIBOR have no specific maturity and are therefore excluded from the table. As at April 30, 2021, the carrying amounts of demand loans and demand deposits indexed to US LIBOR with no specific maturity were $2 billion and $1 billion, respectively.

[4]

As at April 30, 2021, the notional amount of derivatives indexed to US LIBOR 1-month and 3-month tenors in qualifying hedge accounting relationships hedging interest rate risk that are maturing after June 30, 2023 and have yet to transition to an ARR was $164 billion and hedging foreign exchange risk was $17 billion.

[5]

Loans reported under non-derivative financial assets represent the drawn amounts and excludes allowance for loan losses. As at April 30, 2021, the carrying amount of non-derivative financial assets indexed to US LIBOR tenors ceasing June 30, 2023 was $101 billion, of which $56 billion relates to Loans, $39 billion relates to Debt securities at amortized cost, and $7 billion relates to Financial assets at fair value through other comprehensive income (FVOCI).

[6]

Many of the Bank’s corporate loan facilities permit the borrower to select the benchmark interest rate upon drawing on the facility. Based on the Bank’s historical experience, the benchmark interest rate selected by the borrower is often the same as the facility currency and therefore the Bank has assumed that the benchmark interest rate for its undrawn credit and liquidity commitments is the same as the facility currency for the purpose of this disclosure.

[7]

“Other IBORs” include the following interest rate benchmarks that are subject to IBOR reform: EUR LIBOR, CHF LIBOR, JPY LIBOR, EUR EONIA (Euro Overnight Index Average), NOK NIBOR (Norwegian Interbank Offered Rate), SGD SOR (Singapore Dollar Swap Offer Rate), HKD HIBOR (Hong Kong Interbank Offered Rate), ZAR JIBAR (Johannesburg Interbank Average Rate), SEK STIBOR (Stockholm Interbank Offered Rate), and MXN TIIE (Interbank Equilibrium Interest Rate). Also included are CDOR (Canadian Dollar Offered Rate) 6-month and 12-month tenors which will be discontinued on May 17, 2021.

[8]

US LIBOR presented in the table under cross-currency swaps refers to the tenors (overnight, 1-month, 3-months, 6-months, and 12-months) that will be ceasing following June 30, 2023. As at April 30, 2021, the Bank did not have any cross-currency swaps indexed to US LIBOR tenors (1-week and 2-months) that will be ceasing following December 31, 2021.

[9]	“Other rates” refer to rates that are not subject to IBOR reform or have already been reformed.